SHARE CAPITAL - Roll Forward (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A exchangeable shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding (in shares)	10,877,989	0
Number of shares issued during the period	0	10,877,989
Stock Repurchased During Period, Shares	(1,283,000)	0
Outstanding (in shares)	9,594,989	10,877,989
Class B shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding (in shares)	24,000	0
Number of shares issued during the period	0	24,000
Stock Repurchased During Period, Shares	0	0
Outstanding (in shares)	24,000	24,000
Class C shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding (in shares)	23,544,548	0
Number of shares issued during the period	17,390,075	23,544,548
Stock Repurchased During Period, Shares	0	0
Outstanding (in shares)	40,934,623	23,544,548